Fair Value Measurements (Details) - EBP 001 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 1,229.6	$ 1,136.3
Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	1,122.8	1,022.9
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	1,122.8	1,022.9
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0.0	0.0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0.0	0.0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	106.8	113.4
Short-term investments | Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	18.9	33.2
Short-term investments | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	18.9	33.2
Short-term investments | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0.0	0.0
Short-term investments | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0.0	0.0
Mohawk Industries, Inc. common stock fund | Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	23.7	27.5
Mohawk Industries, Inc. common stock fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	23.7	27.5
Mohawk Industries, Inc. common stock fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0.0	0.0
Mohawk Industries, Inc. common stock fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0.0	0.0
Mutual Funds | Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	1,080.2	962.2
Mutual Funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	1,080.2	962.2
Mutual Funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0.0	0.0
Mutual Funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 0.0	$ 0.0